FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  9/30/04

Institutional Investment Manager filing this report:

Name:		Investors Management Services, Inc.
Address:	300 Park Street, Suite 310
		P.O. Box 3019
		Birmingham, MI 48012

Check if Amendment  [  ] ;  Amendment Number:
This Amendment (Check only one.):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

13F File Number:	28-4224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard Wiggins
Title:	President
Phone:	248-642-1020
Signature, Place and Date of Signing:

	Richard Wiggins	  Birmingham, MI	10/29/04

Report Type:  (Check only one.)  :

[  x  ]		13F HOLDINGS REPORT.
[     ]		13F NOTICE.
[     ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:         68 data records

Form 13F Information Table Value Total:         68,319 (x$1000)


List of Other Included Managers:                0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ford Motor Co. Cap. Tr II 6.50 PFD CV           345395206      583    11150 SH       SOLE                      500             10650
General Motors 5.25% Conv Pfd  PFD CV           370442733      464    19400 SH       SOLE                     1000             18400
7-Eleven, Inc.                 COM              817826209      282    14100 SH       SOLE                     2800             11300
American Express Co.           COM              025816109     2522    49000 SH       SOLE                     6650             42350
American Int'l Group           COM              026874107      778    11446 SH       SOLE                     2043              9403
Amgen                          COM              031162100     1187    20898 SH       SOLE                     4550             16348
Archer-Daniels-Midland         COM              039483102      212    12500 SH       SOLE                     1500             11000
Arthur J. Gallagher & Co.      COM              363576109     2776    83800 SH       SOLE                    12500             71300
BB & T Corp.                   COM              054937107     1993    50225 SH       SOLE                     7100             43125
Bank Of America Corp           COM              060505104      764    17632 SH       SOLE                                      17632
Baxter International           COM              071813109      662    20600 SH       SOLE                     3200             17400
Bristol-Myers Squibb Co.       COM              110122108     1163    49138 SH       SOLE                     6350             42788
Canon, Inc. (ADR)              COM              138006309     1009    21400 SH       SOLE                     2000             19400
Citigroup, Inc.                COM              172967101     2154    48812 SH       SOLE                     4850             43962
Clear Channel Communication    COM              184502102     1580    50700 SH       SOLE                     8950             41750
Colgate-Palmolive              COM              194162103      890    19700 SH       SOLE                     4000             15700
Comerica, Inc.                 COM              200340107     1700    28650 SH       SOLE                     5225             23425
Cott Corporation               COM              22163N106      219     7600 SH       SOLE                     1500              6100
DST Systems                    COM              233326107      218     4900 SH       SOLE                                       4900
DTE Energy Company             COM              233331107      213     5060 SH       SOLE                                       5060
Dr. Reddy's Laboratories       COM              256135203      170    10550 SH       SOLE                     1800              8750
Duke Energy Corp.              COM              264399106      773    33780 SH       SOLE                     4706             29074
EPIQ Systems, Inc.             COM              26882D109      226    14500 SH       SOLE                      600             13900
El Paso Corp.                  COM              28336L109      234    25450 SH       SOLE                     1800             23650
Energy East Corp.              COM              29266M109     2505    99500 SH       SOLE                    13000             86500
FPL Group, Inc.                COM              302571104     3534    51730 SH       SOLE                     6200             45530
First Data Corporation         COM              319963104     1962    45100 SH       SOLE                     6800             38300
Fiserv Inc.                    COM              337738108      713    20440 SH       SOLE                     4050             16390
Garmin, Ltd.                   COM              G37260109      350     8100 SH       SOLE                     2100              6000
General Dynamics               COM              369550108     1212    11875 SH       SOLE                     3000              8875
General Electric               COM              369604103     2748    81841 SH       SOLE                    11150             70691
Great Lakes Chemical           COM              390568103      397    15500 SH       SOLE                      400             15100
Hewlett-Packard                COM              428236103      833    44400 SH       SOLE                     7300             37100
Home Depot                     COM              437076102      341     8701 SH       SOLE                      800              7901
Honda Motor Co., Ltd.(ADR)     COM              438128308     2038    83650 SH       SOLE                    14800             68850
Honeywell Int'l                COM              438516106     1437    40075 SH       SOLE                     7325             32750
IBM Corp.                      COM              459200101     1574    18358 SH       SOLE                     2300             16058
Intel Corp.                    COM              458140100      331    16510 SH       SOLE                                      16510
Iron Mountain Inc.             COM              462846106      245     7250 SH       SOLE                      450              6800
JDS Uniphase Corporation       COM              46612J101       75    22400 SH       SOLE                      500             21900
James Hardie Ind. N.V.  ADS    COM              47030M106      530    25700 SH       SOLE                     2000             23700
Jefferson-Pilot Corp.          COM              475070108     2339    47099 SH       SOLE                     6300             40799
Johnson & Johnson              COM              478160104     1909    33893 SH       SOLE                     4558             29335
Lamar Advertising Co.          COM              512815101      214     5150 SH       SOLE                     1200              3950
Liberty Media Corp - A         COM              530718105      936   107384 SH       SOLE                    18952             88432
Marsh & McLennan Cos. Inc.     COM              571748102     1693    37000 SH       SOLE                     6550             30450
Masco Corp.                    COM              574599106      249     7200 SH       SOLE                                       7200
McGraw-Hill Inc.               COM              580645109      642     8050 SH       SOLE                     2500              5550
Merck & Co., Inc.              COM              589331107      775    23475 SH       SOLE                     3750             19725
Microsoft Corp.                COM              594918104     3108   112405 SH       SOLE                    16800             95605
Motorola, Inc                  COM              620076109      243    13448 SH       SOLE                      400             13048
Omnicom Group, Inc.            COM              681919106      530     7250 SH       SOLE                     2400              4850
Oracle Corp.                   COM              68389X105      150    13300 SH       SOLE                                      13300
Panera Bread Co.               COM              69840W108      319     8500 SH       SOLE                     1600              6900
Pfizer, Inc.                   COM              717081103     2665    87099 SH       SOLE                    10100             76999
Popular Inc.                   COM              733174106      717    27280 SH       SOLE                    21480              5800
Raytheon Company               COM              755111507     1912    50350 SH       SOLE                     5100             45250
SAP Aktiengesellschaft ADR     COM              803054204      719    18450 SH       SOLE                     6150             12300
Sara Lee Corp.                 COM              803111103     2233    97700 SH       SOLE                    14300             83400
Schering-Plough                COM              806605101      321    16850 SH       SOLE                     1400             15450
Schwab Charles Corp.           COM              808513105      635    69120 SH       SOLE                    12500             56620
Solectron Corp.                COM              834182107      175    35400 SH       SOLE                     6900             28500
Sun Microsystems Inc.          COM              866810104       58    14270 SH       SOLE                      800             13470
Teva Pharm. Indus. ADR         COM              881624209      789    30400 SH       SOLE                     3100             27300
United Microelectronics        COM              910873207      130    38350 SH       SOLE                     3820             34530
UnitedHealth Group, Inc.       COM              91324P102      450     6100 SH       SOLE                     2000              4100
West Marine, Inc.              COM              954235107      278    13000 SH       SOLE                     2200             10800
iShares MSCI-Germany           COM              464286806      530    33600 SH       SOLE                     3000             30600
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